Acquisition (Tables)	9 Months Ended
Feb. 28, 2013
Business Combinations [Abstract]
Preliminary Purchase Price Allocation
The preliminary purchase price allocation at February 28, 2013 consisted of the following:

(in millions)	February 28, 2013
Inventory	$98.9
Prepaid expenses and other	2.1
Instruments	29.2
Other property, plant and equipment	23.3
Liabilities assumed	(4.0)
Intangible assets	70.0
Goodwill	60.5
Preliminary purchase price	$280.0